Federal Home Loan Bank Advances (FY)	12 Months Ended
Dec. 31, 2019
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank Advances
Note 9 – Federal Home Loan Bank Advances

The following table summarizes information relating to FHLB advances at or for the periods indicated:

	At or For the Year Ended
	2019	2018
	(Dollars in thousands)
FHLB Advances:
Average balance outstanding during the year	$77,049	$74,729
Maximum amount outstanding at any month-end during the year	$84,000	$98,000
Balance outstanding at end of year	$84,000	$70,000
Weighted average interest rate at end of year	2.32%	2.51%
Average cost of advances during the year	2.42%	2.13%
Weighted average contractual maturity (in months)	18	24

Each advance is payable at its maturity date, with a prepayment penalty. The advances were collateralized by $156.1 million and $151.0 million of first mortgage loans at year-end 2019 and 2018, respectively, under a blanket lien arrangement. Based on this collateral, the Company's holdings of FHLB stock and a general borrowing limit of 30% of total assets, the Company is eligible to borrow up to an additional $59.4 million at year-end 2019.

Required payments over the next five years are as follows:

Amount
(In thousands)
2020	$33,500
2021	22,500
2022	18,000
2023	5,000
2024	5,000
$84,000